UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: October 31
Date of reporting period: July 31, 2005

SMITH BARNEY TRUST II

SMITH BARNEY CAPITAL PRESERVATION FUND II

FORM N-Q
JULY 31, 2005

ITEM 1.        SCHEDULE OF INVESTMENTS

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 21.7%
CONSUMER DISCRETIONARY — 3.2%
Hotels, Restaurants & Leisure — 0.6%
23,800	Carnival Corp.	$1,247,120
36,638	McDonald's Corp.	1,142,007

		2,389,127

Leisure Equipment & Products — 0.6%
67,863	Hasbro Inc.	1,488,914
53,499	Mattel Inc.	997,757

		2,486,671

Media — 1.7%
13,790	Clear Channel Communications Inc.	450,106
43,075	Comcast Corp., Special Class A Shares *	1,292,250
34,297	Interpublic Group of Cos. Inc. *	428,712
70,583	News Corp., Class B Shares	1,223,909
73,005	Pearson PLC, Sponsored ADR	880,440
74,998	Time Warner Inc.	1,276,466
62,945	Walt Disney Co.	1,613,910

		7,165,793

Specialty Retail — 0.3%
26,543	Home Depot Inc.	1,154,886

	TOTAL CONSUMER DISCRETIONARY	13,196,477

CONSUMER STAPLES — 1.7%
Beverages — 0.6%
7,100	Molson Coors Brewing Co., Class B Shares	445,170
38,088	PepsiCo Inc.	2,076,939

		2,522,109

Food & Staples Retailing— 0.7%
67,674	Safeway Inc.	1,644,478
26,434	Wal-Mart Stores Inc.	1,304,518

		2,948,996

Food Products — 0.4%
43,348	Unilever PLC, Sponsored ADR	1,691,872

	TOTAL CONSUMER STAPLES	7,162,977

ENERGY — 2.1%
Energy Equipment & Services — 0.4%
9,982	Baker Hughes Inc.	564,382
25,100	GlobalSantaFe Corp.	1,129,249

		1,693,631

Oil, Gas & Consumable Fuels — 1.7%
12,169	Anadarko Petroleum Corp.	1,075,131
22,262	BP PLC, Sponsored ADR	1,466,621
15,212	Chevron Corp.	882,448
15,370	Exxon Mobil Corp.	902,987
19,670	Murphy Oil Corp.	1,043,297
70,616	Williams Cos. Inc.	1,499,884

		6,870,368

	TOTAL ENERGY	8,563,999

EXCHANGE TRADED FUND — 0.5%
57,570	Utilities Select Sector SPDR Fund	1,857,784

FINANCIALS — 3.6%
Capital Markets — 0.7%
8,400	Goldman Sachs Group Inc.	902,832
12,445	Merrill Lynch & Co. Inc.	731,517

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE

Capital Markets (continued)
30,053	State Street Corp.	$1,494,836

		3,129,185

Consumer Finance — 1.0%
49,949	American Express Co.	2,747,195
53,720	MBNA Corp.	1,351,595

		4,098,790

Diversified Financial Services — 0.4%
42,834	JPMorgan Chase & Co.	1,505,187

Insurance — 1.0%
14,706	Ambac Financial Group Inc.	1,056,479
15,924	American International Group Inc.	958,625
22,896	Chubb Corp.	2,033,623

		4,048,727

Thrifts & Mortgage Finance — 0.5%
30,538	MGIC Investment Corp.	2,094,296

	TOTAL FINANCIALS	14,876,185

HEALTH CARE — 2.7%
Biotechnology — 0.2%
7,481	Amgen Inc. *	596,610

Pharmaceuticals — 2.5%
37,282	Abbott Laboratories	1,738,460
30,332	GlaxoSmithKline PLC, Sponsored ADR	1,438,950
26,164	Johnson & Johnson	1,673,449
13,641	Novartis AG, Sponsored ADR	664,453
102,280	Pfizer Inc.	2,710,420
47,920	Wyeth	2,192,340

		10,418,072

	TOTAL HEALTH CARE	11,014,682

INDUSTRIALS — 2.4%
Aerospace & Defense — 0.9%
45,891	Honeywell International Inc.	1,802,598
50,203	Raytheon Co.	1,974,484

		3,777,082

Airlines — 0.2%
60,011	Southwest Airlines Co.	851,556

Commercial Services & Supplies — 0.2%
91,074	IKON Office Solutions Inc.	874,310

Electrical Equipment — 0.5%
31,692	Emerson Electric Co.	2,085,334

Industrial Conglomerates — 0.2%
26,929	Tyco International Ltd.	820,527

Machinery — 0.4%
26,438	Caterpillar Inc.	1,425,273

	TOTAL INDUSTRIALS	9,834,082

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	July 31, 2005
SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 3.4%
Communications Equipment — 0.9%
38,303	Cisco Systems Inc. *	$733,503
174,151	Lucent Technologies Inc. *	510,262
89,804	Motorola Inc.	1,902,049
44,338	Nokia Oyj, Sponsored ADR	707,191

		3,853,005

Computers & Peripherals — 0.3%
13,347	International Business Machines Corp.	1,113,941

Electronic Equipment & Instruments — 0.4%
47,131	Agilent Technologies Inc. *	1,236,717
102,549	Solectron Corp. *	393,788

		1,630,505

Internet Software & Services — 0.1%
45,673	RealNetworks Inc. *	226,995

Semiconductors & Semiconductor Equipment — 1.2%
59,643	Applied Materials Inc.	1,101,010
172,477	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,481,577
72,726	Texas Instruments Inc.	2,309,778

		4,892,365

Software — 0.5%
62,349	Micromuse Inc. *	352,272
68,455	Microsoft Corp.	1,753,132

		2,105,404

	TOTAL INFORMATION TECHNOLOGY	13,822,215

MATERIALS — 1.1%
Chemicals — 0.5%
10,143	Dow Chemical Co.	486,357
11,957	E.I. du Pont de Nemours & Co.	510,325
31,045	Engelhard Corp.	890,681

		1,887,363

Metals & Mining — 0.3%
46,192	Alcoa Inc.	1,295,685

Paper & Forest Products — 0.3%
18,099	Weyerhaeuser Co.	1,248,469

	TOTAL MATERIALS	4,431,517

TELECOMMUNICATION SERVICES — 1.0%
Diversified Telecommunication Services — 0.6%
47,340	SBC Communications Inc.	1,157,463
35,945	Verizon Communications Inc.	1,230,397

		2,387,860

Wireless Telecommunication Services — 0.4%
59,585	Vodafone Group PLC, Sponsored ADR	1,539,081

	TOTAL TELECOMMUNICATION SERVICES	3,926,941

	TOTAL COMMON STOCK
	(Cost — $82,331,836)	88,686,859

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 73.7%
U.S. Government Obligations — 73.7%
	U.S. Treasury STRIPS:
$193,013,642	0.000% due 8/15/07	178,004,708
137,078,000	0.000% due 2/15/08 (a)	123,903,022

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $308,489,460)	301,907,730

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	July 31, 2005
FACE
AMOUNT	SECURITY	VALUE

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $390,821,296)	390,594,589

SHORT-TERM INVESTMENTS — 5.1%
Repurchase Agreement — 4.8%
$19,706,000	State Street Bank & Trust Co., dated 7/29/05, 2.960% due 8/1/05; Proceeds
	due at maturity - $19,710,861; (Fully collateralized by U.S. Treasury
	Bond, 4.375% due 5/15/07; Market value - $20,101,425)	$19,706,000

U.S. Government Obligation — 0.3%
1,000,000	U.S. Treasury Bills, due 9/15/05 (a)(b)	996,086

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $20,702,344)	20,702,086

	TOTAL INVESTMENTS — 100.5% (Cost — $411,523,640#)	411,296,675
	Liabilities in Excess of Other Assets — (0.5)%	(2,018,599)

	TOTAL NET ASSETS — 100.0%	$409,278,076

*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: ADR - American Depositary Receipt SPDR - Standard & Poor's Depositary Receipts STRIPS - Separate Trading of Registered Interest and Principal Securities.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Capital Preservation Fund II (the “Fund”), is a separate diversified investment fund of Smith Barney Trust II ("Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,901,571
Gross unrealized depreciation	(8,128,536)

Net unrealized depreciation	$(226,965)

At July 31, 2005, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S & P 500 Index Future	49	9/05	$14,882,717	$15,150,800	$268,083

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

Chief Executive Officer

Date: September 28, 2005

By	/s/ Frances M. Guggino

Chief Financial Officer

Date: September 28, 2005